Property, plant and equipment - Additional Information (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($) Hotel	Dec. 31, 2016 USD ($) Hotel	Dec. 31, 2015 USD ($)
Disclosure of detailed information about property, plant and equipment [abstract]
Percentage of net book value of property, plant and equipment relating to largest owned and leased hotel	43.00%	44.00%
Number of hotels owned and leased | Hotel	8	8
Number of opened hotel | Hotel	8	8
Number of hotels under construction | Hotel	0	0
Carrying value of property, plant and equipment held under finance leases | $	$ 181	$ 182
Percentage of hotel properties directly owned	26.00%	25.00%
Percentage of hotel properties held under leases for 50 years or longer	57.00%	58.00%
Impairment charge | $			$ 27
Recoverable amount of impaired assets | $			$ 37
Estimated future cash flows pre-tax discount rate			11.75%